Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of information related to operating leases

The following table provides information related to the Group’s operating leases (in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease cost	409,196	344,606	249,169
Cash paid for amounts included in the measurement of operating lease liabilities	471,214	331,579	271,670
Right-of-use assets obtained in exchange for operating lease obligations	336,381	215,209	40,557

Schedule of information related to operating lease terms and discount rates, which excludes the land use rights

	December 31,	December 31,
	2023	2024
Weighted average remaining lease term	2.92 years	2.87 years
Weighted average discount rate	3.77%	3.62%

Schedule of maturities of operating lease liabilities

Maturities of operating lease liabilities as of December 31, 2024 were as follows (in thousands):

RMB
2025	189,853
2026	141,039
2027	101,221
2028	92,245
2029	61,015
Thereafter	51,056
Total operating lease payments	636,429
Less: imputed interest	(52,220)
Total	584,209